Financial Assets and Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	€ 422,100	€ 407,100
Derivative liabilities	168,346	143,296
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Derivative liabilities	168,346	143,296	€ 93,353	€ 157,950
Carrying amount [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at amortized cost		7,275
Financial liabilities measured at amortized cost	698,866	545,472
Financial liabilities measured at fair value through profit or loss	168,346	143,296
Carrying amount [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Marketable securities		7,275
Carrying amount [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	422,064	407,095
Royalty funding liabilities	276,802	138,377
Derivative liabilities	168,346	143,296
Fair value [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Financial assets measured at amortized cost		7,266
Financial liabilities measured at amortized cost	696,622	529,385
Financial liabilities measured at fair value through profit or loss	168,346	143,296
Fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Marketable securities		7,266
Fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Convertible senior notes	412,448	385,410
Royalty funding liabilities	284,174	143,975
Derivative liabilities	€ 168,346	€ 143,296